FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Summary of Sensitivity to Reasonably Possible Change in Exchange Rates (Details) - Foreign Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
If US$ strengthens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ 1,300	$ 1,314	$ 1,215
If US$ weakens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ (1,300)	$ (1,314)	$ (1,215)
If US$ strengthens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ (51,887)	$ (1,441)	$ (3,086)
If US$ weakens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ 51,887	$ 1,441	$ 3,086